SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Segment Reporting Information, by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 33,264	$ 20,025	$ 28,340
Operating Loss	(6,516)	(11,599)	1,493
Goodwill	7,026	7,026	4,688
Total property and Equipment, net	1,218	1,638	888
e-Gov [Member]
Revenues	18,232	7,020	27,404
Operating Loss	(2,871)	(11,606)	2,059
Goodwill	3,722	3,722	3,722
Total property and Equipment, net	485	784	539
Cyber Security [Member]
Revenues	3,768	2,172	591
Operating Loss	(734)	(590)	89
Goodwill	1,075	1,075	966
Total property and Equipment, net	110	127	22
IoT [Member]
Revenues	11,264	10,833	345
Operating Loss	(2,911)	597	(655)
Goodwill	2,229	2,229	0
Total property and Equipment, net	$ 623	$ 727	$ 327